Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues and Cost of Revenues [Abstract]
Schedule of Cost of Sales and Gross Profit	The following table discloses the breakdown of our revenues, cost of sales and gross profit for the periods set forth below:
	Year ended December 31,
	2023		2022(*)	2021
Cost of goods sold
Amazon fees	$		$-	$-
Purchased goods		672	301	-
Storage			-	-
Freight		11	21	-

		683	322	-
(*)	Reclassified to correlate with common practice in industry and better reflect profit and loss.